Note 03 - Income Taxes (Table)	6 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Expense [Table Text Block]
	Six-month periods ended June 30,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	17,919	10,599
International	(162)	1,050

	17,757	11,649

Tax expense at statutory rates - (34%)	(6,037)	(3,961)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(116)	(101)
Tax benefits on interests on shareholders’ equity	1,113	674
Foreign income subject to different tax rates	693	244
Tax incentive (1)	51	82
Other	115	15

Income taxes expenses per consolidated statement of income	(4,181)	(3,047)

Domestic and international income taxes benefits (expenses) attributable to income from continuing operations [Table Text Block]
Six-month periods ended June 30,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(2,067)	(2,487)
Deferred	(2,186)	(432)

	(4,253)	(2,919)

International
Current	146	(134)
Deferred	(74)	6

	72	(128)

Income taxes expenses	(4,181)	(3,047)

Major components of the deferred income taxes accounts [Table Text Block]
	June 30, 2011	December 31, 2010

Current assets	657	540
Valuation allowance	-	(5)
Current liabilities	-	(1)

Net current deferred tax assets	657	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,487	1,458
Tax loss carryforwards	2,703	2,364
Other temporary differences, not significant individually	2,399	801
Valuation allowance	(1,911)	(1,803)

	4,678	2,820

Non-current liabilities
Capitalized exploration and development costs	(14,196)	(11,292)
Property, plant and equipment	(1,273)	(1,597)
Exchange variation	(3,081)	(1,390)
Other temporary differences, not significant individually	(1,744)	(928)

	(20,294)	(15,207)

Net non-current deferred tax liabilities	(15,616)	(12,387)

Non-current deferred tax assets	365	317

Non-current deferred tax liabilities	(15,981)	(12,704)

Net deferred tax liabilities	(14,959)	(11,853)